Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes

16. Income taxes

The components of the provision for income taxes were as follows:

	2025	2024
Current Taxes
U.S. federal	$-	$1,050,000
U.S. state and local	-	-
Foreign	-	-
Current taxes	$-	$1,050,000

Deferred Taxes
U.S. federal	$-	$(2,001,700)
U.S. state and local	-	(586,890)
Foreign	-	-
Deferred taxes	$-	$(2,588,590)

Provision for income taxes	$-	$(1,538,590)

At December 31, 2025, and December 31, 2024, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal tax rate of 21.0% (December 31, 2024 – 21.0%) to pretax loss from operations for the periods ended December 31, 2025 and December 31, 2024 as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024

(Loss) income before income taxes	$(93,132,015)		$(26,880,213)
Expected income tax (recovery) expense	(19,557,723)	21.0%	(5,644,845)	21.0%
Change in estimates in respect of prior periods	1,473,299	-1.6%	104,648	-0.4%
Change in tax rate	-	0.0%	135,998	-0.5%
Change in fair value of derivative liability	8,944,583	-9.6%	(176,059)	0.7%
Loss on warrant issuance	1,358,495	-1.5%	-	0.0%
State and local taxes, net of federal benefit	-	0.0%	(463,643)	1.7%
Convertible debentures	775,040	-0.8%	-	0.0%
Nondeductible interest	612,379	-0.7%	-	0.0%
Loss (gain) on debt settlement	-	0.0%	37,723	-0.1%
Other	685,638	-0.7%	39,876	-0.1%
Change in valuation allowance	5,708,289	-6.1%	4,427,712	-16.5%
Total	$-	0.0%	$(1,538,590)	5.7%
Current tax (benefit)/ expense	-		1,050,000	-3.9%
Current tax (benefit) / expense	-		(2,588,590)	-9.6%
Total	-		(1,538,590)	-5.7%

The components of deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2025	2024

Deferred tax assets:
Net operating loss carryforwards	$20,295,812	$9,692,247
Mining interests	4,856,139	7,097,179
EPA liabilities	2,712,725	2,282,217
Stream debenture	-	15,212,680
Lease liabilities	24,060	67,178
Silver loan	12,198,318	-
Plant and equipment	603,576	-
Other deferred tax assets	1,717,659	2,489,658
Total deferred tax assets	42,408,289	36,841,159
Valuation allowance	(42,251,751)	(35,631,961)
Total deferred tax assets	156,538	1,209,198
Deferred tax liabilities:
Deferred revenue	-	-
Convertible debentures	-	(429,087)
Right of use assets and lease obligations	(156,538)	(202,381)
Equipment	-	(577,730)
Unrealized foreign exchange gain	-	-
Total deferred tax liabilities	(156,538)	(1,209,198)
Net deferred tax liabilities	$-	$-

The potential income tax benefit of net deferred tax assets has been offset by a full valuation allowance.

At December 31, 2025 and December 31, 2024, the Company has an unused net operating loss carryforward balance of $78,484,610 and $37,379,170 respectively, that is available to offset future taxable income. Net operating loss carryforwards of $16,503,566 generated before 2018 expire between 2031 and 2037. The losses generated in 2018 and later tax years do not expire.

A certain amount of these losses are subject to limitations under Section 382. Section 382 of the Internal Revenue Code imposes limitations on the use of U.S. federal net operating losses and other unrealized losses upon a more than 50% change in ownership in the Company within a three-year period. In connection with multiple equity offerings during 2019 and 2025, the Company underwent the following Section 382 ownership changes:

		Section 382 Tax Loss Carryovers
Ownership Change Date	Annual Limitation	December 31, 2025	December 31, 2024
June 30, 2019	$3,458	$18,336,999	$18,336,999
August 30, 2019	$16,523	$222,627	$222,627
June 5, 2025	$1,245,671	$32,207,053	¬N/A

As a result, utilization of the Company’s above net operating losses and other unrealized losses are limited on an annual basis. If the Section 382 annual limitation amount is not fully utilized in a particular tax year, then the unused portion from that tax year increases the Section 382 annual limitation in the subsequent year.

The Company did not have any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

The Company incurred income tax expense of $0 for the year ended December 31, 2025, and incurred $(1,538,590) of income tax benefit for the year ended December 31, 2024. The Company’s effective income tax rate for 2025 was 0% compared to 5.7% for 2024. The effective tax rate for 2025 differed from the statutory rate primarily due to changes in the valuation allowance established to offset net deferred tax assets. The effective tax rate for 2024 differed from the statutory rate primarily due to the income tax treatment of the Stream proceeds as deferred revenue on receipt, the recognition of the Stream proceeds in current year taxable income, and due to changes in the valuation allowance established to offset net deferred tax assets.

The tax years that remain subject to examination by major taxing jurisdictions are those for the years ended December 31, 2011 through 2025.